FRANK J. HARITON, ATTORNEY AT LAW

1065 Dobbs Ferry Road, White Plains, New York 10607

TEL (914) 674-4373

FAX (914) 693-2963

                                                                                                            March 6, 2009

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

DIVISION OF CORPORATION FINANCE

100 F Street, N.E.

Washington, DC 20549-3561

                        Re:       Velvet Rope Special Events, Inc.

                                    Amendment No. 2 to Registration Statement on Form S-1

                                    Originally filed October 17, 2008

                                    File No. 333-154422

To Whom It May Concern,

We are today filing Amendment Number Two to the above captioned registration statement.  The changes primarily represent an updating of the information previously filed as well as responses to comments made by the staff in its February 20, 2008 letter.

Following are responses to comments made by the United States Securities and Exchange Commission dated November 19th, 2008 for File No. 333-154422.  The comments are in the same numerical order as they were provided.

General

1.         We are including an EDGAR redline copy with this filing for your reference and  apologize for our previous misunderstanding.

2.         We have included with this filing exhibits 25.1 and 25.2 which includes the referenced charts.

3.         We have included with this filing copies of the 2008 Wedding Industry Trends Report and the FutureWatch 2008 Report.

Registration Statement Facing Page

4.         The front of the registration statement has been changed to reflect the new corporate headquarters along with other sections of the document.

Outside Front Cover Page of Prospectus

5.         Noted and fixed.

Summary of Our Offering, Page 5

Our Business, Page 5

6.         We have revised the document to indicate when we became a Delaware corporation.

Risk Factors, Page 7

Risks Related to Our Business, Page 8

We may not be able to continue as a going concern, Page 8

7.         We have eliminated from the risk factor all language that mitigates the risk we are describing.

Risks Related to Our Common Stock, Page 12

Dilution, Page 16

8.         We have revised the risk factor to disclose that the selling shareholders may sell at a fixed price of $0.25 until quoted on the OTC Bulletin Board and not the previously disclosed “various prices”.

Selling Shareholders, Page 16

9.         We have disclosed all beneficial ownership of shares held by various shareholders due to family relationships.  All other common surnames within the shareholder list are cousin relationships and therefore the shareholders are not deemed beneficial owners of each other’s shares.

Plan of Distribution, Page 18

10.       We have revised the document to disclose that Ms. Noory will be deemed a statutory underwriter and that the other selling shareholders may be deemed underwriters.

Management’s Discussion and Analysis or Plan of Operation, Page 27

Continuing Operations, Page 28

11.       We have revised the discussion of operating expenses to expand on the identity of the expense items and also provided greater detail on how “increased activity” results in increased operating expenses.

Liquidity and Capital Resources, Page 31

12.       We intended to remove all language which referenced efforts to seek additional capital.  We have removed the language of raising additional capital for growth and expansion efforts within the section you have raised.

Target Market Analysis, Page 38

13.       We have removed the target market analysis from the document.

14.       We have inserted a competition analysis section to further address the competitive conditions in our market along with a better description of our competitive condition.

Principal Customers, Page 38

15.       We have disclosed within this section our dependence on key customers required by Item 101(h)(4)(vi) of Regulation S-K.

Marketing Strategy, Page 39

16.       We have expanded the section to include more information about our internet marketing campaign, brochures, etc, etc.

Executive Compensation, Page 40

17.       We have included the proper amount for officer compensation along with disclosing all related party transactions.

Financial Statements

Statements of Operations, Page F-4

18.       The financial statements have been revised to include stock based compensation as part of the professional fees.

Part II. Information Not Required in Prospectus, Page 44

Signatures, Page 50

19.       The title of “principal financial officer” has been removed from Mr. Noory’s signature.

20.       We have included Ms. Noory’s signature in her individual capacity at the bottom of the signature page.

Very truly yours,

/s/ Frank J. Hariton

Frank J. Hariton